EMPLOYEES AND REMUNERATION (Details 2) - SEK (kr) kr in Thousands		12 Months Ended
		Apr. 30, 2018	Apr. 30, 2017
Disclosure Of Employee Benefits [Line Items]
Base salary/board Fees		kr 6,732	kr 7,275
Remuneration upon termination of employment		202
Social security incl. special employer's contribution		2,421	2,495
Pension/Sickness benefits		1,543	1,300
Variable remuneration		48	51
Chairman of the Board, Julian Aleksov
Disclosure Of Employee Benefits [Line Items]
Base salary/board Fees		1,702
Remuneration upon termination of employment		0
Social security incl. special employer's contribution		650
Pension/Sickness benefits		456
Variable remuneration		30
Board member, Bo Cederstrand
Disclosure Of Employee Benefits [Line Items]
Base salary/board Fees		150	150
Remuneration upon termination of employment		0
Social security incl. special employer's contribution		25	25
Pension/Sickness benefits		0	0
Variable remuneration		0	0
Board member, Alexander Kotsinas
Disclosure Of Employee Benefits [Line Items]
Base salary/board Fees		150	89
Remuneration upon termination of employment		0
Social security incl. special employer's contribution		47	28
Pension/Sickness benefits		0	0
Variable remuneration		0	0
Board member, Per Lango
Disclosure Of Employee Benefits [Line Items]
Base salary/board Fees	[1]	88
Remuneration upon termination of employment	[1]	0
Social security incl. special employer's contribution	[1]	27
Pension/Sickness benefits	[1]	0
Variable remuneration	[1]	0
Board member, Lars Bergkvist
Disclosure Of Employee Benefits [Line Items]
Base salary/board Fees		150	150
Remuneration upon termination of employment		0
Social security incl. special employer's contribution		47	47
Pension/Sickness benefits		0	0
Variable remuneration		0	0
CEO Mikael Asp
Disclosure Of Employee Benefits [Line Items]
Base salary/board Fees		1,378	1,366
Remuneration upon termination of employment		0
Social security incl. special employer's contribution		510	479
Pension/Sickness benefits		334	230
Variable remuneration		4	0
Other senior executives (1 people at end of year, 2 people on average during financial year)
Disclosure Of Employee Benefits [Line Items]
Base salary/board Fees	[2]	2,787
Remuneration upon termination of employment	[2]	202
Social security incl. special employer's contribution	[2]	1,107
Pension/Sickness benefits	[2]	675
Variable remuneration	[2]	15
Other senior executives (2 people at end of year, 2 people on average during financial year)
Disclosure Of Employee Benefits [Line Items]
Base salary/board Fees	[3]		3,127
Social security incl. special employer's contribution	[3]		1,134
Pension/Sickness benefits	[3]		621
Variable remuneration	[3]		13
Other senior executives in subsidiaries
Disclosure Of Employee Benefits [Line Items]
Base salary/board Fees		326
Remuneration upon termination of employment		0
Social security incl. special employer's contribution		7
Pension/Sickness benefits		78
Variable remuneration		kr 0
Chairman of the Board Anders Lonner
Disclosure Of Employee Benefits [Line Items]
Base salary/board Fees	[4]		0
Social security incl. special employer's contribution	[4]		0
Pension/Sickness benefits	[4]		0
Variable remuneration	[4]		0
Chairman of the Board /Vice Chairman of the Board Julian Aleksov
Disclosure Of Employee Benefits [Line Items]
Base salary/board Fees	[5]		1,698
Social security incl. special employer's contribution	[5]		644
Pension/Sickness benefits	[5]		449
Variable remuneration	[5]		23
Board member, Horst Domdey
Disclosure Of Employee Benefits [Line Items]
Base salary/board Fees	[6]		96
Social security incl. special employer's contribution	[6]		30
Pension/Sickness benefits	[6]		0
Variable remuneration	[6]		0
Board member, Hans Sundin
Disclosure Of Employee Benefits [Line Items]
Base salary/board Fees	[6]		537
Social security incl. special employer's contribution	[6]		88
Pension/Sickness benefits	[6]		0
Variable remuneration	[6]		16
Board member, Hans Liljeblad
Disclosure Of Employee Benefits [Line Items]
Base salary/board Fees	[7]		63
Social security incl. special employer's contribution	[7]		19
Pension/Sickness benefits	[7]		0
Variable remuneration	[7]		kr 0

[1]	Mr. Lang was appointed in September, 2017.
[2]	One senior executive resigned during the year.
[3]	In November 2016 management team was increased by one person. One senior executive resigned in March 2017.
[4]	Elected Chairman of the Board in November 2016 and resigned in February 2017.
[5]	Elected Chairman of the Board in May 2015 and switched to Vice Chairman in November 21, 2016 to February 27, 2017. Julian Aleksov is the Executive Chairman and receives a salary.
[6]	Resigned in November 2016.
[7]	Resigned in September 2016.